FINANCING RECEIVABLE (Schedule of Aging of loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	$ 9,846	$ 129,026
Financing for installment sales	1,654	2,177
Other financing	1,243	1,306
Financing receivable	12,743	132,509
0-90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	0	9,654
Financing for installment sales		229
Other financing	0	138
Financing receivable	0	10,021
Over 90 days aging [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	9,838	7,373
Financing for installment sales	1,654	1,948
Other financing	1,243	1,168
Financing receivable	12,735	10,489
Total Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	9,838	17,027
Financing for installment sales	1,654	2,177
Other financing	1,243	1,306
Financing receivable	12,735	20,510
Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Used car financing	8	111,999
Financing for installment sales
Other financing	0	0
Financing receivable	$ 8	$ 111,999